Note 4 - Intangible Assets and Goodwill - Future Amortization of Intangibles (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
2023	$ 263,363
2024	262,549
2025	230,252
2026	205,144
2027	202,825
Thereafter	359,468
Finite-Lived Intangible Assets, Net, Ending Balance	$ 1,523,601	$ 1,716,331
Banner Midstream Corp. [Member]
2023		256,973
2024		265,493
2025		261,568
2026		219,813
2027		200,255
Thereafter		512,229
Finite-Lived Intangible Assets, Net, Ending Balance		$ 1,716,331	$ 2,065,145